Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of income tax provision for continuing operations
The income tax provision for continuing operations consisted of the following for the years ended December 31:

In millions	2014	2013	2012
Current:
Federal	$2,581	$2,623	$2,226
State	495	437	410
	3,076	3,060	2,636
Deferred:
Federal	(43)	(115)	(182)
State	—	(17)	(18)
	(43)	(132)	(200)
Total	$3,033	$2,928	$2,436

Reconciliation of the statutory income tax rate to the Company's effective income tax rate for continuing operations
The following table is a reconciliation of the statutory income tax rate to the Company’s effective income tax rate for continuing operations for the years ended December 31:

	2014	2013	2012
Statutory income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal tax benefit	4.3	4.0	3.9
Other	0.2	(0.1)	(0.3)
Effective income tax rate	39.5%	38.9%	38.6%

Summary of the significant components of the Company's deferred tax assets and liabilities
The following table is a summary of the significant components of the Company’s deferred tax assets and liabilities as of December 31:

In millions	2014	2013
Deferred tax assets:
Lease and rents	$396	$344
Employee benefits	311	213
Allowance for doubtful accounts	164	172
Retirement benefits	80	79
Net operating losses	74	10
Depreciation	—	192
Deferred income	261	220
Other	297	378
Valuation allowance	(5)	(3)
Total deferred tax assets	1,578	1,605
Deferred tax liabilities:
Inventories	(18)	(69)
Depreciation and amortization	(4,572)	(4,512)
Total deferred tax liabilities	(4,590)	(4,581)
Net deferred tax liabilities	$(3,012)	$(2,976)

Schedule of net deferred tax assets (liabilities)
Net deferred tax assets (liabilities) are presented on the consolidated balance sheets as follows:

In millions	2014	2013
Deferred tax assets—current	$985	$902
Deferred tax assets—noncurrent (included in other assets)	39	23
Deferred tax liabilities—noncurrent	(4,036)	(3,901)
Net deferred tax liabilities	$(3,012)	$(2,976)

Reconciliation of the beginning and ending amount of unrecognized tax benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

In millions	2014	2013	2012
Beginning balance	$117	$80	$38
Additions based on tax positions related to the current year	32	19	15
Additions based on tax positions related to prior years	70	37	42
Reductions for tax positions of prior years	(15)	(1)	(2)
Expiration of statutes of limitation	(15)	(17)	(12)
Settlements	(1)	(1)	(1)
Ending balance	$188	$117	$80